Investment Strategy	May 12, 2025
YieldMaxTM MSTR Option Income Strategy ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

Additional Investment Strategies

In addition to the options strategies described herein, the Fund may use the following additional strategies to gain exposure to the Underlying Security:

●	Swaps: The Fund may utilize swap contracts that provide exposure to the Underlying Security.

●	Additional Options Strategies: The Fund may utilize additional options strategies, including purchasing call options that are “deep in the money” (i.e., the Underlying Security’s price is well above the strike price on the call option).

●	Equity Securities: The Fund may purchase equity securities of the Underlying Security.